Average Annual Total Returns - Investor P - BLACKROCK LIFEPATH INDEX 2025 FUND - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	6.26%
5 Years	7.78%
Since Inception	6.58%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	5.45%
5 Years	6.91%
Since Inception	5.75%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.77%
5 Years	5.77%
Since Inception	4.94%
Inception Date	May 31, 2011